Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of revenue [line items]
Revenue	$ 5,229	$ 16,725	$ 11,006	$ 27,380
Research tax credit subsidy	1,675	1,505	3,446	2,842
Other subsidies and other	0	(36)	0	0
Other income	1,675	1,469	3,446	2,842
Total revenues and other income	6,904	18,193	14,452	30,222
France [Member]
Disclosure of revenue [line items]
Revenue	$ 5,229	$ 16,725	$ 11,006	$ 27,380